TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

* * *

Effective February 5, 2026, Christopher A. Staples, CFA will be removed from the “Officers” table contained in the “Board Members and Officers” sub-section of the Statement of Additional Information under the heading “Management of the Trust.”

* * *

Transamerica 60/40 Allocation VP

Effective February 5, 2026, the following will replace the corresponding information in the Prospectus and Summary Prospectus for Transamerica 60/40 Allocation VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Portfolio Managers:
Kane Cotton, CFA	Portfolio Manager	since January 2018
E. Kele Evans, CFA	Portfolio Manager	since February 2026
Rufat Garalov, CFA	Portfolio Manager	since May 2021

Effective February 5, 2026, the following will replace the corresponding information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica 60/40 Allocation VP

Name	Adviser	Positions Over Past Five Years
Kane Cotton, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the portfolio since 2018; Employed by Transamerica Asset Management, Inc. since 2014
E. Kele Evans, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the portfolio since 2026; Employed by Transamerica Asset Management, Inc. since 2019
Rufat Garalov, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the portfolio since 2021; Employed by Transamerica Asset Management, Inc. since 2014

* * *

Effective February 5, 2026, the following will replace the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Transamerica Asset Management, Inc. (“TAM”)”:

Transamerica 60/40 Allocation VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Kane Cotton, CFA	4	$193 million	5	$192 million	0	$0
E. Kele Evans, CFA*	4	$193 million	5	$192 million	0	$0
Rufat Garalov, CFA	4	$193 million	5	$192 million	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Kane Cotton, CFA	0	$0	0	$0	0	$0
E. Kele Evans, CFA*	0	$0	0	$0	0	$0
Rufat Garalov, CFA	0	$0	0	$0	0	$0

* As of February 5, 2026

* * *

Investors Should Retain this Supplement for Future Reference

February 4, 2026